UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, November 2, 2011
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: $111,094
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
610
8500
8500
0
0
8500
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
2157
42178
42178
0
0
42178
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
652
17149
17149
0
0
17149
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
2443
54404
54404
0
0
54404
0
0

APACHE CORP
Common Stocks
037411105
202
2519
2519
0
0
2519
0
0

AT&T INC
Common Stocks
00206R102
2512
88090
88090
0
0
88090
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
1729
23579
23579
0
0
23579
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
812
11425
11425
0
0
11425
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
948
14263
14263
0
0
14263
0
0

BOEING COMPANY
Common Stocks
097023105
1410
23311
23311
0
0
23311
0
0

CBS CORP NEW CL B
Common Stocks
124857202
556
27311
27311
0
0
27311
0
0

CHEVRON CORP
Common Stocks
166764100
2102
22708
22708
0
0
22708
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1146
73927
73927
0
0
73927
0
0

COCA-COLA CO
Common Stocks
191216100
4354
64442
64442
0
0
64442
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
1900
30001
30001
0
0
30001
0
0

DANAHER CORP
Common Stocks
235851102
2073
49429
49429
0
0
49429
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
1864
24555
24555
0
0
24555
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
307
6050
6050
0
0
6050
0
0

EMC CORP MASS
Common Stocks
268648102
246
11725
11725
0
0
11725
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
879
21279
21279
0
0
21279
0
0

ERHC ENERGY INC
Common Stocks
26884J104
11
125000
125000
0
0
125000
0
0

EXELON CORPORATION
Common Stocks
30161N101
1264
29656
29656
0
0
29656
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
7420
102158
102158
0
0
102158
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
578
57235
57235
0
0
57235
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
2404
157929
157929
0
0
157929
0
0

GENERAL MILLS INC
Common Stocks
370334104
2443
63465
63465
0
0
63465
0
0

GILEAD SCIENCES, INC.
Common Stocks
375558103
658
16952
16952
0
0
16952
0
0

HALLIBURTON CO
Common Stocks
406216101
1401
45895
45895
0
0
45895
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
1509
67237
67237
0
0
67237
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
2205
52998
52998
0
0
52998
0
0

INTEL CORP
Common Stocks
458140100
1678
78636
78636
0
0
78636
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
1188
6796
6796
0
0
6796
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
3700
58100
58100
0
0
58100
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
1455
55188
55188
0
0
55188
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
3229
45473
45473
0
0
45473
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
0
511571
511571
0
0
511571
0
0

KRAFT FOODS
Common Stocks
50075N104
790
23524
23524
0
0
23524
0
0

M&T BANK
Common Stocks
55261F104
1323
18923
18923
0
0
18923
0
0

MASCO CORP
Common Stocks
574599106
576
80870
80870
0
0
80870
0
0

MASSMUTUAL CORP INVESTORS
Common Stocks
576292106
1098
64563
64563
0
0
64563
0
0

MCDONALD`S CORP
Common Stocks
580135101
1851
21075
21075
0
0
21075
0
0

MEDTRONIC INC
Common Stocks
585055106
1121
33737
33737
0
0
33737
0
0

MERCK & CO INC
Common Stocks
58933Y105
1943
59411
59411
0
0
59411
0
0

MICROSOFT CORP
Common Stocks
594918104
1634
65651
65651
0
0
65651
0
0

NESTLES SA - ADR
Common Stocks
641069406
1635
29670
29670
0
0
29670
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
611
50420
50420
0
0
50420
0
0

NUCOR CORP
Common Stocks
670346105
1443
45612
45612
0
0
45612
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
251
3512
3512
0
0
3512
0
0

PEPSICO INC
Common Stocks
713448108
4002
64654
64654
0
0
64654
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
5003
80203
80203
0
0
80203
0
0

PLUM CREEK TIMBER CO INC
Common Stocks
729251108
201
5800
5800
0
0
5800
0
0

PRAXAIR INC
Common Stocks
74005P104
3030
32410
32410
0
0
32410
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
4670
73923
73923
0
0
73923
0
0

PROGRESS ENERGY INC
Common Stocks
743263105
269
5200
5200
0
0
5200
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1362
33857
33857
0
0
33857
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1485
24135
24135
0
0
24135
0
0

SIEMENS AG - ADR
Common Stocks
826197501
1047
11657
11657
0
0
11657
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2772
65428
65428
0
0
65428
0
0

SPECTRA ENERGY
Common Stocks
847560109
2122
86492
86492
0
0
86492
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
1749
36605
36605
0
0
36605
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1298
48703
48703
0
0
48703
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1991
31534
31534
0
0
31534
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3524
50086
50086
0
0
50086
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1092
29688
29688
0
0
29688
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
395
14025
14025
0
0
14025
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
279
7650
7650
0
0
7650
0
0

WPP GROUP ADR
Common Stocks
92933H101
482
10460
10460
0
0
10460
0
0
